ENTITY-WIDE DISCLOSURES - Narrative (Details) - segment	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of major customers [line items]
Number of reportable operating segments			1
Percentage of entity's revenue	34.40%	41.20%	36.60%	10.00%
Major Customer 1
Disclosure of major customers [line items]
Percentage of entity's revenue		20.90%
Major Customer 2
Disclosure of major customers [line items]
Percentage of entity's revenue		20.40%